1
Gabelli Automation ETF
Schedule of Investments — September 30, 2022 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Aerospace and Defense – 4.7%
4,454
Allied Motion Technologies Inc. ...............
$ 127,473
Building and Construction – 2.3%
1,307
Johnson Controls International plc .........
64,331
Cable and Satellite – 1.6%
3,098
DISH Network Corp., Cl. A† ...................
42,845
Computer Integrated Systems Design – 1.3%
4,232
Kyndryl Holdings Inc.† ............................
34,999
Computer Programming, Data Processing, Etc. – 3.2%
920
Alphabet Inc., Cl. A† ...............................
87,998
Consumer Products – 2.2%
341
Brunswick Corp. ......................................
22,318
2,283
The AZEK Co. Inc.† ................................
37,944
60,262
Consumer Services – 7.3%
780
Amazon.com Inc.† ..................................
88,140
5,858
Resideo Technologies Inc.† ....................
111,653
199,793
Electric Lighting & Wiring Equipment – 2.5%
1,881
AZZ Inc. ..................................................
68,675
Electronic & Other Electrical Equipment – 5.9%
2,200
Emerson Electric Co. ..............................
161,084
Electronics – 4.6%
1,127
Itron Inc.† ................................................
47,458
4,617
Kimball Electronics Inc.† ........................
79,182
126,640
Environmental Services – 3.8%
769
Republic Services Inc. ............................
104,615
Equipment and Supplies – 7.8%
1,254
AMETEK Inc. ..........................................
142,216
1,260
Tennant Co. .............................................
71,266
213,482
Fabricated Structural Metal Products – 3.3%
2,459
Proto Labs Inc.† .....................................
89,581
Financial Services – 4.9%
1,176
Intercontinental Exchange Inc. ...............
106,251
504
NASDAQ Inc. ..........................................
28,567
134,818
General Industrial Machinery & Equipment – 3.7%
863
Ingersoll Rand Inc. ..................................
37,334
2,818
Matthews International Corp., Cl. A ........
63,151
100,485
Health Care – 4.3%
1,845
Hologic Inc.† ...........................................
119,039
Shares Market Value
Industrial Instruments For Measurement, Display, and
Control – 3.0%
1,407
Fortive Corp. ...........................................
$ 82,028
Measuring & Controlling Devices, NEC – 6.3%
800
Rockwell Automation Inc. ........................
172,088
Metal Cans – 5.6%
12,125
Ardagh Metal Packaging SA ...................
58,685
2,225
Newmont Corp. .......................................
93,517
152,202
Motor Vehicle Parts & Accessories – 0.7%
4,066
Commercial Vehicle Group Inc.† ............
18,297
Prepackaged Software – 12.3%
4,427
Backblaze Inc., Cl. A† .............................
22,002
1,149
Check Point Software Technologies
Ltd.† ...................................................
128,711
7,044
N-able Inc.† ............................................
65,016
896
Oracle Corp. ...........................................
54,719
648
PTC Inc.† ................................................
67,781
338,229
Pumps & Pumping Equipment – 3.0%
1,259
ITT Inc. ....................................................
82,263
Switchgear & Switchboard Apparatus – 3.0%
3,200
ABB Ltd., ADR ........................................
82,112
Wholesale-Durable Goods – 2.7%
152
WW Grainger Inc. ...................................
74,357
TOTAL INVESTMENTS — 100.0%
(cost $3,880,769) ....................................
$ 2,737,696
† Non-income producing security.
ADR    American Depositary Receipt